Other assets (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Assets, Noncurrent	$ 1,792	¥ 11,607	¥ 12,500